Consolidated income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net interest income		$ 18,233	$ 16,821
– interest income		48,062	49,008
– interest expense		(29,829)	(32,187)
Net fee income		7,277	6,643
– fee income		9,553	8,640
– fee expense		(2,276)	(1,997)
Net income from financial instruments held for trading or managed on a fair value basis	[1]	10,520	10,547
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		6,105	5,113
Insurance finance expense		(5,838)	(5,329)
Insurance service result		1,033	785
– insurance service revenue		1,647	1,511
– insurance service expense		(614)	(726)
Net losses relating to sale of business operations	[2]	(433)	(34)
Other operating income/(expense)	[3]	845	(424)
Net operating income before change in expected credit losses and other credit impairment charges	[4]	37,742	34,122
Change in expected credit losses and other credit impairment charges		(2,353)	(1,941)
Net operating income		35,389	32,181
Employee compensation and benefits		(9,685)	(9,903)
General and administrative expenses		(5,285)	(4,894)
Depreciation and impairment of property, plant and equipment and right-of-use assets		(1,022)	(955)
Amortisation and impairment of intangible assets		(1,434)	(1,270)
Total operating expenses		(17,426)	(17,022)
Operating profit		17,963	15,159
Share of profit in associates and joint ventures		1,559	1,651
Impairment of interest in associate	[3],[5]	0	(1,000)
Profit before tax		19,522	15,810
Tax expense		(4,201)	(3,369)
Profit after tax		15,321	12,441
Attributable to:
– ordinary shareholders of the parent company		14,626	11,510
– other equity holders		633	547
– non-controlling interests		62	384
Profit after tax		$ 15,321	$ 12,441
Basic earnings per ordinary share (in dollars per share)		$ 0.85	$ 0.65
Diluted earnings per ordinary share (in dollars per share)		$ 0.85	$ 0.65

[1]	The amount in 1H25 includes a $0.1bn mark-to-market gain on interest rate hedging of the portfolio of retained loans post sale of our retail banking operations in France and a $0.1bn fair value loss on Galicia‘s ADRs received as purchase consideration from the sale of our business in Argentina, which were disposed of in 2Q25.

[2]	Amounts in 1H26 include $0.2bn from the recycling of foreign currency translation reserve losses arising on completion of the sale of our UK life insurance business, HSBC Life (UK) Limited, and $0.3bn of disposal losses recognised upon the ‘held for sale‘ classification of HSBC Continental Europe’s shareholding in
HSBC Bank Malta p.l.c.

[3]	The amount in 1H25 ‘Other operating (expense)/income’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. In the same period we also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’.

[4]	Also referred to as revenue.
[5]	Amount in 1H25 includes a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom.